Commitments and Contingencies - Summary of Condensed Consolidated Statements of Financial Position for MFC and MFLP (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Balance Sheet Statements, Captions [Line Items]
Invested assets	$ 427,098	$ 410,977
Total other assets	90,757	101,936
Segregated funds net assets	399,788	367,436
Insurance contract liabilities	392,275	385,554	$ 351,161
Investment contract liabilities	3,117	3,288
Segregated funds net liabilities	399,788	367,436
Total other liabilities	63,594	71,065
MFC [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Invested assets	78	47
Total other assets	68,866	64,419
Total other liabilities	10,536	12,131
MLI consolidated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Invested assets	427,010	410,919
Total other assets	91,412	102,439
Segregated funds net assets	399,788	367,436
Insurance contract liabilities	392,275	385,554
Investment contract liabilities	3,117	3,288
Segregated funds net liabilities	399,788	367,436
Total other liabilities	53,962	59,683
Other subsidiaries of MFC on a combined basis [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Invested assets	10	11
Total other assets	3,203	3
Consolidating adjustments [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total other assets	(72,724)	(64,925)
Total other liabilities	(904)	(749)
Manulife Finance (Delaware), L.P.[Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Invested assets	3	5
Total other assets	1,088	1,166
Total other liabilities	$ 852	$ 936